COMMITMENTS AND CONTINGENCIES (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($) vessel	Dec. 31, 2015 USD ($)	Jun. 30, 2024 USD ($) vessel	Dec. 31, 2023 USD ($)	May 31, 2022 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels under construction | vessel			2
Outstanding contractual commitments			$ 43,200,000
Sale-Leaseback
Unrecorded Unconditional Purchase Obligation [Line Items]
Debt instrument, face amount				$ 85,000,000
Kamsarmax | Sale-Leaseback
Unrecorded Unconditional Purchase Obligation [Line Items]
Debt instrument, face amount				$ 85,000,000
TFG Marine | Performance guarantee of subsidiaries under a bunker supply arrangement
Unrecorded Unconditional Purchase Obligation [Line Items]
Guarantee issued with respect to performance of subsidiary					$ 20,000,000
Maximum liability under guarantee					$ 30,000,000
Amount payable under guarantee			0
Trafigura | Performance guarantee of subsidiaries under a bunker supply arrangement
Unrecorded Unconditional Purchase Obligation [Line Items]
Guarantee issued with respect to performance of subsidiary			4,000,000
Amount payable under guarantee			0
SFL
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels under finance leases | vessel	8
Charter term	10 years
Purchase option net of sellers credit			$ 112,000,000
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Unrecorded Unconditional Purchase Obligation [Line Items]
Purchase option net of sellers credit	$ 112,000,000	$ 112,000,000
Charter contract term	10 years
Charter term extension	3 years
Daily time charter rate	$ 14,900	$ 14,900